Intangible Assets (Details 1) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Intangible Assets
2022 (remaining 9 Months)	$ 48,663	$ 63,149
2023	64,884	63,149
2024	64,884	63,149
2025	64,884	63,149
2026	64,884	63,149
Thereafter	738,434	712,369
Intangible Assets, Net	$ 1,046,633	$ 1,028,114